Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

In the normal course of business, the Company enters into various transactions with affiliated companies. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

The following table summarizes income and expense from transactions with related parties for the periods indicated:

	Six Months Ended June 30,
	2013		2012
	Income	Expense	Income	Expense
ING V(1)	$0.9	$5.6	$0.9	$6.3
ING Group	5.2	9.6	12.6	(4.8)
ING Bank(1)	(1.4)	28.8	13.6	58.8
Other	8.0	7.5	6.3	2.8

Total	$12.7	$51.5	$33.4	$63.1

(1)	See “Derivatives” section below.

Assets and liabilities from transactions with related parties as of the dates indicated are shown in the following table:

	June 30, 2013		December 31, 2012
	Assets	Liabilities	Assets	Liabilities
ING V	$0.4	$150.1	$0.3	$501.9
ING Group	8.9	0.9	3.4	0.1
ING Bank	10.2	5.1	33.6	33.6
Other	4.6	2.0	2.2	1.1

Total	$24.1	$158.1	$39.5	$536.7

The material agreements whereby the Company generates revenues and expenses with affiliated entities are as follows:

Credit Facilities

The Company is a borrower in several credit facility agreements with ING Bank, in which ING Bank provides LOC capacity. The Company had accrued payables of $4.4 and $18.4 as of June 30, 2013 and December 31, 2012, respectively. The Company incurred expenses of $28.2 and $56.3 for the six months ended June 30, 2013 and 2012, respectively.

On July 5, 2013, the outstanding balance of $150.0 for the 2.53% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016, was paid in full to ING V.

On December 31, 2011, Security Life of Denver International Limited (“SLDI”) entered into a $1.5 billion contingent capital LOC facility with ING Bank to support its reinsurance obligations to ING USA Annuity and Life Insurance Company (“ING USA”), another of the Company’s wholly-owned subsidiaries, related to variable annuity cessions from ING USA to SLDI. The contingent capital LOC facility was unconditional and irrevocable and, pursuant to its terms, was to expire on December 31, 2031.

On May 8, 2013, ING U.S., Inc. made a capital contribution to SLDI in the amount of $1.8 billion. Immediately thereafter, SLDI deposited the contributed capital as cash collateral into a funds withheld trust account to support its reinsurance obligation to ING USA related to variable annuity cessions from ING USA to SLDI. Following the deposit by SLDI of contributed capital as cash collateral into a funds withheld trust account to support its reinsurance obligations to ING USA, the $1.5 billion contingent capital LOCs issued under the contingent capital LOC facility were cancelled and on May 14, 2013, the $1.5 billion contingent capital LOC facility was terminated.

Derivatives

The Company is party to several derivative contracts with ING V and ING Bank and one or more of ING Bank’s subsidiaries. Each of these contracts were entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.

As of June 30, 2013 and December 31, 2012, the outstanding notional amounts were $379.2 (consisting of interest rate swaps of $180.0, equity options of $198.7 and $0.5 of currency forwards) and $2.1 billion (consisting of interest rate swaps of $1.9 billion and equity options of $265.7), respectively. As of June 30, 2013 and December 31, 2012, the market values for these contracts were $6.3 and $15.6, respectively. For the six months ended June 30, 2013, and 2012, the Company recorded net realized capital gains (losses) of $(4.2) and $8.2, respectively, with ING Bank and ING V.

The Company has sold protection under certain credit default swap derivative contracts that are supported by a guarantee provided by ING V. As of June 30, 2013 and December 31, 2012, the maximum potential future exposure to the Company on credit default swaps supported by the ING V guarantee was $1.0 billion.

17.	Related Party Transactions

In the normal course of business, the Company enters into various transactions with affiliated companies. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

The following tables summarize income and expense from transactions with related parties for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Income	Expense	Income	Expense	Income	Expense
ING V	$1.8	$13.5	$11.1	$38.9	$(36.6)	$115.2
ING Group	13.9	8.2	—	78.1	—	78.3
ING Bank	35.5	104.6	367.9	67.1	(106.5)	91.0
Other	10.5	7.9	18.4	20.7	17.6	13.3

Total	$61.7	$134.2	$397.4	$204.8	$(125.5)	$297.8

Assets and liabilities from transactions with related parties as of December 31, 2012 and 2011 are shown in the following table:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
ING V	$0.3	$501.9	$0.4	$502.1
ING Group	3.4	0.1	0.4	—
ING Bank	33.6	33.6	13.7	14.7
Other	2.2	1.1	9.7	1.1

Total	$39.5	$536.7	$24.2	$517.9

The material agreements whereby the Company generates revenues and expenses with affiliated entities are as follows:

Credit Facilities

The Company is a borrower in several credit facility agreements with ING Bank, in which ING Bank provides LOC capacity. The Company had accrued payables of $18.4 and $8.9 as of December 31, 2012 and 2011, respectively. The Company incurred expenses of $98.2, $43.7 and $62.6, for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2010, 2011 and 2012, the Company utilized $825.0 of capacity from a committed LOC facility with ING Bank completed in September 2008 to support the reinsurance obligations of the Company’s Cayman Islands subsidiary, Security Life of Denver International Limited (“SLDI”). Refer to the “Collateral Support for Reinsurance Contracts” section of the Consolidated Investment Entities note to the Consolidated Financial Statements for further discussion.

On May 4, 2010 the Company entered into a $2.5 billion syndicated LOC facility (the “2010 Syndicated Facility”) to replace a $2.45 billion bilateral facility with ING Bank. ING Bank was a provider of $570.0 of the $2.5 billion of capacity from the 2010 Syndicated Facility. The 2010 Syndicated Facility supported the reinsurance obligations of SLDI and the Company’s onshore captive reinsurers. ING V was the guarantor and indemnified the bank syndicate up to $2.5 billion. Since the 2010 Syndicated Facility agreement matured at the end of August 2011 (such that letters of credit outstanding had a final expiration date of no later than August 30, 2012), the Company’s capacity at December 31, 2011 was equal to the amount of letters of credit outstanding of $2.138 billion; of which ING Bank’s share was $487.0. On April 20, 2012, upon the cancellation of the 2010 Syndicated Facility and all LOCs issued thereunder, ING U.S., Inc. entered into the Revolving Credit Agreement. $1.4 billion in LOCs under the Revolving Credit Agreement were issued to replace $1.4 billion of LOCs previously issued under the 2010 Syndicated Facility. ING Bank has committed to providing $250.0 of the $3.5 billion in total financing under the Revolving Credit Agreement.

On June 22, 2010, the Company entered into a $2.3 billion bilateral LOC facility with ING Bank. The facility supports the reinsurance obligations of SLDI and the Company’s onshore captive reinsurers. ING V is the guarantor and indemnifies ING Bank up to $2.3 billion. The facility matured at the end of September 2011, however the Company and ING Bank completed an amendment in December 2011 to extend the maturity of $1.575 billion of capacity under the bilateral facility until February 28, 2012 (such that letters of credit outstanding have a final expiration date of no later than February 28, 2013). The agreement also includes $30.0 of letters of credit issued by ING Bank which expire in 2026 so that the total amount of the facility is $1.605 billion. ING V remains the guarantor and indemnifies ING Bank up to $1.605 billion. As of December 31, 2012 all letters of credit under this facility have been cancelled except $30.1.

On July 1, 2011, the Company entered into a $625.0 bilateral LOC facility agreement with ING Bank in connection with reinsurance treaties entered into by SLDI, which were subsequently retroceded to Hannover Re (Ireland) Plc. As part of this agreement, SLDI also assigned all cash flows related to the underlying business to ING Bank. This facility matured on June 30, 2012. Effective October 4, 2012, however, the facility was reduced to $300.0 and extended for another year until June 30, 2013.

On December 31, 2011, the Company entered into a $1.5 billion contingent capital LOC facility with ING Bank to support the reinsurance obligations of SLDI to another of the Company’s wholly-owned subsidiaries, which is unconditional and irrevocable and expires on December 31, 2031.

Affiliated Financing Agreements

The Company previously borrowed funds from time to time from ING V under a facility loan agreement (the “Facility Loan Agreement”). The borrowings under the Facility Loan Agreement were made at varying rates of interest and had varying maturity dates. The Company incurred no interest for the year ended December 31, 2012. The Company incurred interest of $32.1 and $32.9 for the years ended December 31, 2011 and 2010, respectively.

During 2011, the Company made an additional $263.0 of borrowings under the Facility Loan Agreement. Subsequently, during 2011, ING V contributed to the Company all borrowings under the Facility Loan Agreement. The debt outstanding under the Facility Loan Agreement was immediately extinguished as a result of the contribution. The borrowings contributed had a book value and fair value of $4.0 billion.

In 2007 the Company entered into a $500.0 par floating rate loan agreement with ING V pursuant to which the Company pays a variable rate of interest based on three month LIBOR. This note originally was to have matured on August 10, 2012. Effective April 13, 2012, however, the term of the note was extended until 2016. The Company had debt of $500.0 and $500.0 as of December 31, 2012 and 2011, respectively, related to this loan agreement. The Company had accrued interest of $1.7 and $0.4 as of December 31, 2012 and 2011, respectively. The Company incurred interest of $12.5, $1.8 and $1.9, for the years ended December 31, 2012, 2011 and 2010, respectively.

In 2006 the Company entered into a $500.0 par fixed rate loan agreement with ING V in which the Company paid a fixed rate of interest of 6.199%. The loan had an original maturity date of September 29, 2031. This note could be called without penalty at the discretion of the Company on or after December 8, 2015 or at any March 8, June 8, September 8, or December 8 thereafter. On January 21, 2010, ING V contributed the loan to the Company and it was immediately extinguished. The Company incurred interest of $1.7 for the year ended December 31, 2010. The Company recorded a loss on extinguishment of $12.0 in 2010, which was recorded in Interest expense in the Consolidated Statements of Operations.

In 2006 the Company entered into a $500.0 par fixed rate loan agreement with ING V in which the Company paid a fixed rate of interest of 6.249%. The loan had an original maturity date of September 29, 2036. This note could be called at the discretion of the Company on or after December 8, 2015 or at any March 8, June 8, September 8, or December 8 thereafter. On January 21, 2010, ING V contributed the loan to the Company and it was immediately extinguished. The Company incurred interest of $1.7 for the year ended December 31, 2010. The Company recorded a loss on extinguishment of $13.3 in 2010, which was recorded in Interest expense in the Consolidated Statements of Operations.

In 2008 the Company entered into a $1,000.0 par fixed rate loan agreement with ING V in which the Company paid a fixed rate of interest of 4.99%. The loan had an original maturity date of October 15, 2012. On January 21, 2010, ING V contributed the loan to the Company and it was immediately extinguished. The Company incurred interest of $2.8 for the year ended December 31, 2010. The Company recorded a loss on extinguishment of $49.8 in 2010, which was recorded in Interest expense in the Consolidated Statements of Operations.

In 2008 the Company entered into a $1,000.0 par fixed rate loan agreement with ING V in which the Company paid a fixed rate of interest of 4.517%. The loan had an original maturity date of September 15, 2013. On January 21, 2010, ING V contributed the loan to the Company and it was immediately extinguished. The Company incurred interest of $2.5 for the year ended December 31, 2010. The Company recorded a loss on extinguishment of $33.2 in 2010, which was recorded in Interest expense in the Consolidated Statements of Operations.

In 2000 the Company entered into a $1,020.0 par fixed rate loan agreement with ING V in which the Company paid a fixed rate of interest of 6.39%. The loan had an original maturity date of December 27, 2010. At its stated maturity date, the loan was replaced with a similar amount of borrowings under the Facility Loan Agreement. The Company incurred interest of $64.3 for the year ended December 31, 2010.

Derivatives

The Company is party to several derivative contracts with ING V and ING Bank and one or more of ING Bank’s subsidiaries. Each of these contracts were entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.

As of December 31, 2012 and 2011, the outstanding notional amounts were $2.1 billion (consisting of interest rate swaps of $1.9 billion, equity options of $265.7) and $1.4 billion (consisting of interest rate swaps of $1.0 billion and equity options of $384.6), respectively. As of December 31, 2012 and 2011, the market values for these contracts were $15.6 and $7.9, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company recorded net realized capital gains (losses) of $20.1, $376.4 and $(144.4), respectively, with ING Bank and ING V.

The Company has sold protection under certain credit default swap derivative contracts that are supported by a guarantee provided by ING V. As of December 31, 2012 and 2011, the maximum potential future exposure to the Company on credit default swaps supported by the ING V guarantee was $1.0 billion and $1.0 billion, respectively.

Operating Agreements

ING Investment Management LLC (“IIM”), a wholly owned subsidiary of the Company, has certain operating agreements whereby it generates revenues and incurs expenses with affiliated entities. As of December 31, 2012, IIM generated revenues and incurred expenses of $20.0 and $8.8, respectively, with ING V, ING Group and other affiliates under the following operating agreements. As of December 31, 2011, IIM generated revenues and incurred expenses of $20.6 and $17.8, respectively, with ING V, ING Group and other affiliates under the following operating agreements. As of December 31, 2010, IIM generated revenues and incurred expenses of $18.9 and $21.9, respectively, with ING V and Other Affiliates, under the following operating agreements:

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IIM manages, co-manages, and distributes certain investment products for various affiliates. For the years ended December 31, 2012, 2011 and 2010, revenue earned under these agreements was $20.0, $19.1 and $17.9, respectively.

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IIM receives distribution fees for the sale of certain offshore funds to U.S. clients and closed end funds in the U.S. For the year ended December 31, 2012, there was no revenue under these arrangements. For the years ended December 31, 2011 and 2010, revenue under these agreements was $1.5 and $1.0, respectively.

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IIM pays sub advisory fees to certain affiliates related to the management of mutual funds and other investment products. For the years ended December 31, 2012, 2011 and 2010, fees incurred under these agreements were $12.3, $23.1 and $26.8, respectively.

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IIM provides IT support, management oversight, risk management, procurement services, and trade processing to certain affiliates and is reimbursed for a share of the related costs. For the years ended December 31, 2012, 2011 and 2010, expenses reimbursed to IIM under these agreements were $3.9, $8.2 and $14.0, respectively.

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IIM receives allocation of expenses from affiliates located outside of U.S. for staff and projects costs. For the years ended December 31, 2012, 2011 and 2010, costs incurred under these agreements were $0.4, $2.9 and $9.1, respectively.

As of December 31, 2012, the Company had net receivables of $1.9 resulting from operating agreements with other affiliates, ING Bank and ING V of $1.1, $0.7 and $0.1, respectively. As of December 31, 2011, the Company had net receivables of $9.3 resulting from operating agreements with other affiliates, ING Group and ING V of $8.6, $0.4 and $0.3, respectively.

Administrative Overhead Allocations

The Company is allocated expenses for various administrative and corporate services provided by ING Group. Net allocations were $6.6, $25.6 and $21.7 for the years ended December 31, 2012, 2011 and 2010, respectively.

Latin America Service Arrangements

Prior to the divestiture of ING Group’s Latin American pensions, life insurance and investment management businesses in December 2011, the Company provided a variety of services to its Latin American affiliates, including personnel, legal, compliance, IT, finance and accounting and other services pursuant to an agreement with one of ING’s Latin American subsidiaries. The Company incurred net expenses of $24.6 and $18.0 for the years ended December 31, 2011 and 2010, respectively. In 2012, this agreement was replaced by a transition services agreement between the Company and ING Group pursuant to which the Company has continued providing these services. The Company will continue to provide a limited number of these services during 2013. The Company was reimbursed by ING Group for the entire $30.1 of expenses incurred for the year ended December 31, 2012. In June 2012, as part of an agreement with ING Group, the Company was reimbursed by ING Group for $22.0 of expenses incurred during 2011.

Funding Agreements

On April 9, 2009, the Company sold a funding agreement in the amount of $600.0 to the Columbine Funding Trust (“CFT”), a special purpose Delaware business trust. CFT, in turn, issued a trust note to ING Bank, an affiliate, which was collateralized by the cash flows from the funding agreement and otherwise matches the terms of the funding agreement. The Company is not a party to the trust note. The funding agreement was scheduled to mature in April 2012, however it was terminated on May 18, 2011 with an early termination fee paid to ING Bank of $8.6. The interest expense related to the funding agreement was $7.5 and $20.3 for the years ended December 31, 2011 and 2010, respectively.

Back-up Facility

On January 26 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back-up Facility (the “Alt-A Back-up Facility”) regarding Alt-A RMBS owned by certain subsidiaries, including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $4.5 billion par Alt-A RMBS portfolio to ING Support Holding B.V., a wholly owned subsidiary of ING Group (“ING Support Holding”) by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this first transaction, the Company retained 20% of the exposure for any results on the $4.5 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $3.3 billion, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the “Dutch State Obligation”). Under the transaction, other fees were payable by both the Company and the Dutch State. The Company incurred net fees of $6.1, $8.3 and $9.4 in the years ended December 31, 2012, 2011 and 2010, respectively.

The Company executed a second transaction effective January 26, 2009, in which an additional $445.9 par Alt-A RMBS portfolio owned by the Company was sold to ING Direct Bancorp. ING Direct Bancorp paid cash in the amount of $321.0 for 80% of the Company’s additional $445.9 par Alt-A RMBS and included those purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. ING Direct Bancorp paid cash in the amount of $54.3 and retained the remaining 20% of this Alt-A RMBS portfolio.

Upon the closing of the $4.5 billion par and the $445.9 par transactions on March 31, 2009, the Company recognized a gain of $844.0, as the securities were impaired and written down to fair value in 2008.

On November 13, 2012, ING, ING Support Holding, ING Bank, and the Company entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.

Asset Management Arrangements

Prior to the Termination Agreement, IIM managed the underlying assets and provided services related to the Company’s securities subject to the Alt-A Back-up Facility pursuant to services agreements with each of the participating subsidiaries.

ING Group, ING Bank and ING Direct U.S., as part of ING Group’s divestiture of ING Direct U.S., entered into an agreement with the Dutch State similar to the Termination Agreement with respect to the Alt-A RMBS owned by ING Direct U.S. (the “ING Direct Restructuring”). As part of the ING Direct Restructuring, in February 2012, IIM entered into an agreement (the “Alt-A Asset Management Agreement”) with ING Bank pursuant to which it manages the assets transferred to ING Bank from ING Direct. In November 2012, in connection with the Termination Agreement, this Alt-A Asset Management Agreement was amended to provide that IIM would also manage the assets transferred to ING Bank as part of the Termination Agreement. For the year ended December 31, 2012, ING Bank paid the Company approximately $7.7 in fees related to the Alt-A Asset Management Agreement.